Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
11.	Debt
Total debt for the Company is comprised of the following:
	December 31, 2022	December 31, 2021
Credit Agreement
Current	$22,152	$3,840
Non-current	345,328	136,320
	$367,480	$140,160
Less: unamortized debt issuance costs	(6,852)	(3,041)
	$360,628	$137,119
Credit Agreement
On June 10, 2020, Grindr Gap LLC and Grindr Capital LLC (the “Borrower”), wholly owned subsidiaries of the Company, and the other credit parties and lenders party thereto entered into a credit agreement (the “Credit Agreement”) which permitted the Borrower to borrow up to $192,000. The full amount of $192,000 was drawn on June 10, 2020. The amounts repaid may not be reborrowed. The Borrower used such proceeds to pay part of the total purchase consideration for the Acquisition and related fees and other transaction costs. For the year ended December 31, 2022 and 2021, the Company incurred and paid debt issuance costs of $5,092 and $960, respectively, in conjunction with the Credit Agreement. Debt issuance costs paid are reflected on the balance sheet as a direct deduction from the carrying value of the debt. The amortization of such debt issuance costs is included in “Interest income (expense), net” on the consolidated statements of operations and comprehensive income.
The Borrower is a direct subsidiary of Grindr Gap LLC, which is a direct subsidiary of Legacy Grindr. Legacy Grindr is a direct subsidiary of Grindr Inc. Borrowings under the agreement are guaranteed by all of the subsidiaries of Legacy Grindr, other than the Borrower and Grindr Canada Inc., and are collateralized by the capital stock and/or certain assets of all of the subsidiaries of Legacy Grindr.
Borrowings under the Credit Agreement are repayable in full on various dates ranging from May 17, 2024 to November 14, 2027 based on the drawdown dates of the loans with quarterly mandatory principal repayments equal to 0.50% of the original principal amount of the relevant loans, except for the Supplemental Facility II (as defined and discussed below). The Borrower is also required, among other things, to make mandatory prepayments of the Credit Agreement equal to a defined percentage rate, as determined based on the Company's leverage ratio, of excess cash flow. No mandatory prepayment was required for the years ended December 31, 2022 and 2021.
Borrowings under the Credit Agreement are index rate loans or Term SOFR (as defined in the Credit Agreement) loans, at the Borrower’s discretion. Index rate loans bear interest at the index rate plus applicable margin based on the consolidated total leverage ratio, or currently 7%. Term SOFR loans bear interest at Term SOFR plus an applicable margin based on the consolidated total leverage ratio, currently 8%, in each case, except for $30,000 of the term loans under the Supplemental Facility II (as defined below) for which the applicable margin is currently 3.2% for index rate loans and 4.2% for Term SOFR loans. The interest rates in effect as of December 31, 2022 and December 31, 2021 were 11.7%, based on Term SOFR, and 9.5%, based on Term LIBOR (as defined in the Credit Agreement prior to the third amendment), respectively.
The Credit Agreement also required the Borrower to make a lump-sum principal repayment in the amount of $48,000 plus related accrued interest on or before February 28, 2021. This repayment date was amended to November 30, 2021 by the first amendment to the Credit Agreement entered into on February 25, 2021. In addition to this mandatory repayment, the Borrower was required to pay a premium of 10% of the principal repayment, or $4,800, together with the mandatory lump-sum principal repayment. The repayment was made in November 2021.
The premium was accrued over the term of the Credit Agreement through the initial repayment date in February 2021. For the year ended December 31, 2021, $1,118 of the premium was accrued and recognized as interest expense in “Interest expense, net” in the consolidated statements of operations and comprehensive income.
On June 13, 2022, a second amendment to the Credit Agreement was entered into which allowed the Borrower to borrow an additional $60,000, which the Borrower drew in conjunction with the closing of the amendment. The second amendment to the Credit Agreement was accounted for as a debt modification. The Borrower capitalized and paid debt issuance costs totaling $955 in conjunction with the second amendment. The borrowing under the second amendment has the same terms as the Credit Agreement..
On November 14, 2022, a third amendment to the Credit Agreement was entered into which allowed the Borrower to borrow multiple term loans. The term loans have the following maximum commitment amounts, $140,800 (“Supplemental Facility I”), and $30,000 (“Supplemental Facility II”). On November 14, 2022 and November 17, 2022, the Borrower drew the full amount for Supplemental Facility I and Supplemental Facility II, respectively. The third amendment to the Credit Agreement was accounted for as a debt modification for accounting purposes. The debt issuance costs related to the third amendment are $3,387 and $750 for Supplemental Facility I and Supplemental Facility II, respectively. All borrowings under the third amendment bear interest at the Secured Overnight Financing Rate (“SOFR”), with an applicable floor, plus an applicable margin as determined by the Company’s net leverage ratio. For Supplemental Facility I, the Borrower is required to make quarterly amortization payments of $704 on the next business day of the end of each March, June, September and December, beginning in June 2023, with the remaining aggregate principal amount payable on the maturity date of November 14, 2027
(“Supplemental Facility I Maturity Date”). The Supplemental Facility I Maturity Date may be accelerated if certain loans in the existing Credit Agreement or Supplemental Facility II are not repaid on or before their respective maturity dates. The interest rate in effect for Supplemental Facility I as of December 31, 2022 was 12.5%. For Supplemental Facility II, the Borrower is required to make amortization payments of $7,500 on the next business day of the end of June 2023 and December 2023, with the remaining aggregate principal amount payable on the maturity date of May 17, 2024. The interest rate in effect for Supplemental Facility II as of December 31, 2022 was 8.7%.
The obligations under the Credit Agreement are subject to acceleration at the election of the required lenders during the continuance of any event of default. A default interest rate of an additional 2% per annum will apply on all outstanding obligations after the occurrence of an event of default. The prepayment premium on Supplemental Facility I is 2% of the principal amount prepaid during the first year plus the payment of all interest that would have been accrued assuming no change in Term SOFR and 2% of the principal amount prepaid during the second year. There is no prepayment premium for the Supplemental Facility II.
The Credit Agreement includes restrictive non-financial and financial covenants, including the requirement to maintain a total leverage ratio no greater than a specified level, currently 4.50:1.00 prior to and through May 17, 2024 to the extent any Supplemental Facility II is outstanding, no greater than 4.75:1.00 prior to and through March 31, 2024 and no greater than 4.25:1.00 thereafter. As of December 31, 2022 and December 31, 2021, the Borrower was in compliance with the financial debt covenants.
The fair values of the Company's Credit Agreement balances were measured by the discounted cash flow method or comparing their prepayment values and observable market data consisting of interest rates based on similar credit ratings, which the Company classifies as a Level 2 input within the fair value hierarchy. The estimated fair value of the Credit Agreement balances as of December 31, 2022 and December 31, 2021, was $394,785 and $142,963, respectively.
Future maturities of the Credit Agreement as of December 31, 2022, were as follows:
2023	$22,152
2024	22,856
2025	36,225
2026	7,069
2027	279,178
Thereafter	—
$367,480
Paycheck Protection Program Loan
On April 24, 2020, the Company entered into a promissory note and received a loan in the amount of $1,512 (the “PPP Loan”) under the Small Business Administration (“SBA”) Paycheck Protection Program enabled by the Coronavirus Aid, Relief and Economic Security Act of 2020 (the “CARES Act”). The Company used the proceeds to support payroll costs, rent and utilities in accordance with the relevant terms and conditions of the CARES Act.
The advance under the PPP Loan bears interest at a rate per annum of 1.0%. The term of the PPP Loan was two years, ending April 23, 2022. The Company did not provide any collateral or personal guarantees for the PPP Loan, nor did the Company pay any facility charge to the government or to the bank.
The Company applied for forgiveness of the full amount under the terms of the CARES Act in June 2021 and subsequently was granted forgiveness for the full amount in October 2021. The amount of forgiveness of $1,512 of principal and $23 of accrued interest was recorded in “Other expense, net” in the consolidated statements of operations and comprehensive income in the year ended December 31, 2021.